As filed with the Securities and Exchange Commission on January 19, 2018

1933 Act Registration No. 333-201473

1940 Act Registration No. 811-22926

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 137	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 139	[ ]

Elkhorn ETF Trust

(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201

Wheaton, IL 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 355-4676

Benjamin T. Fulton

Elkhorn ETF Trust

207 Reber Street, Suite 201

Wheaton, IL 60187

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on February 18, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 137

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 90, as it relates to Elkhorn Disciplined Hedged Equity ETF (the “Fund”), a series of the Registrant, until February 18, 2018. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 90 under the Securities Act of 1933 as it relates to the Fund, filed on April 7, 2017, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on January 19, 2018.

Elkhorn ETF Trust

By:	/s/ Benjamin T. Fulton
Benjamin T. Fulton
Chairman of the Board of Trustees
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Benjamin T. Fulton	President and Chief Executive Officer	January 19, 2018
Benjamin T. Fulton

/s/ Philip L. Ziesemer	Secretary and Chief Financial Officer	January 19, 2018
Philip L. Ziesemer
Bruce Howard*	Trustee	) )
)
By: /s/ Benjamin T. Fulton
Gregory D. Bunch*	Trustee	) )	Benjamin T. Fulton Attorney-In-Fact
		)	January 19, 2018
Jeffrey P. Helton*	Trustee	) )
)

*      An original power of attorney authorizing Benjamin T. Fulton and Philip L. Ziesemer to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

[Chapman and Cutler LLP]

January 19, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Elkhorn ETF Trust

Ladies and Gentlemen:

On behalf of the Elkhorn ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 137 and under the Investment Company Act of 1940, as amended, Amendment No. 139 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Elkhorn Disciplined Hedged Equity ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the Securities Act and will become effective on February 19, 2018.

If we may cooperate with you in any way in the processing of this Amendment, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures